Expense Example - FidelitySAISustainableCorePlusBondFund-PRO - FidelitySAISustainableCorePlusBondFund-PRO - Fidelity SAI Sustainable Core Plus Bond Fund - Fidelity SAI Sustainable Core Plus Bond Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 37
3 years	161
5 years	307
10 years	$ 730